August 6, 2007
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	The Bjurman, Barry Funds File Nos. 333-16033 and 811-7921 Filing Pursuant to Rule 497(j)
Ladies and Gentlemen:
     This letter is being transmitted by means of electronic submission on behalf of The Bjurman, Barry Funds (the “Fund”) pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.
     Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as certification that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 13 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on July 30, 2007.
     Questions related to this filing should be directed to my attention at (617) 824-1411.
Sincerely,
/s/Gary A. Ashjian
Gary A. Ashjian
Secretary
cc:	Kathy Pommet Dhiya El-Saden, Esq.